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                                SEMIANNUAL REPORT
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            [logo]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

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                                                    New England
                                             Money Market Funds

                              -----------------------
                                 [graphic omitted]

                                      Where
                                 The Best Minds
                                     Meet(R)

                              -----------------------

December 31, 1998

                                                                   February 1999
-------------------------------------------------------------------------------

Photo of Bruce R. Speca]

"Research indicates that saving for retirement is the number one goal for investors. Yet, surprisingly often, investors behave like short-term traders looking for a quick score."

In September 1998, I became President of New England Funds. As an 18-year veteran of the mutual fund industry, I was pleased and honored to accept this important post. In my first message to you, I hope to present what I believe you, our valued shareholders, really want to know and to offer it in a straightforward manner.

How did my fund perform?

There's no question that long-term performance is the bottom line of your investment program. With that in mind, please review the other sections of this report. You'll see your fund's performance and commentary from your fund manager that summarizes the fund's successes and shortcomings and the outlook for the year ahead.

Our assessment of New England Funds' overall performance in 1998 is that we had a solid, but not spectacular, year. While extremely pleased with both absolute and relative returns in many of our stock and bond portfolios, we were disappointed by the results of those equity funds that pursue a 'value' rather than a `growth' strategy. Value stocks were largely ignored in 1998, as investors focused on very large, high visibility growth stocks (indeed, 45% of the gain in the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500")
- a market value-weighted, unmanaged index of common stock prices for 500 selected stocks - came from just 10 stocks!) and select technology companies. Much of the underperformance in value-oriented funds can be attributed to market cycles, but we continue to pursue strategies to increase returns in these funds.

Can the stock market keep going up?

Like any winning streak, sooner or later the market will experience setbacks. Does that mean 1999 will see the last burst of energy from the bull market? It's easy to argue both sides of this question. Employment is high, inflation is low and economic growth is continuing. But corporate profits may start to lag and commodity prices, notably oil, are depressed around the world. The conclusion? Economists, like weathermen and other forecasters, can only hope to be right more often than they are wrong.

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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
-------------------------------------------------------------------------------

My Own Two Cents

All too often investors lament, "What I could have made if only . . ." instead of "What I actually made." But experience has taught me that the more important question is, "Did I stick with my investment program and make progress toward my financial goals?"

Research indicates that saving for retirement is the number one goal for investors. Yet, surprisingly often, investors behave like short-term traders looking for a quick score.

The mutual fund industry has become extremely complex, with more funds, new strategies and approaches to analyzing performance. What hasn't changed is your financial representative's primary objective: to help you sort it all out and increase your returns in line with your goals.

Your financial adviser can help you avoid being distracted by the daily noise and avoid what I view as the most important risk that investors face. It's the risk of not staying invested and possibly falling short of your long-term goals. Your adviser will help you stick with your investment program during periods of uncertainty.

One last thought: All of us at New England Funds appreciate the trust that you and your representative have placed in us. We look forward to serving you in the years ahead.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

PROGRESS ON THE Y2K FRONT

New England Funds has been and continues to engage in initiatives aimed at having our computer systems tested and ready to function capably for the Year 2000. We are insisting on the same standard from vendors whose systems must interact reliably with ours as well as from the subadvisers to our funds. We are monitoring their progress and pursuing assurances of their readiness. Our systems are being tested on a four-digit format (2000, not 00) and updated as needed to perform competently. Additionally, we are developing contingency plans to diminish the possibility of inconvenience related to Year 2000. Stay informed on our Year 2000 readiness by visiting our Web site at www.mutualfunds.com.

This material represents Year 2000 Readiness disclosure pursuant to the Year 2000 Information and Readiness Act.

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                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                          ANNUALIZED SEVEN-DAY YIELDS - 12/31/98
--------------------------------------------------------------------------------
                                                            CLASS
                                                           A, B & C    CLASS Y
New England Cash Management Trust - Money Market Series      4.4%        4.5%
--------------------------------------------------------------------------------

                                                        CLASS A & B
New England Tax Exempt Money Market Trust                   3.2%
--------------------------------------------------------------------------------

Yields will fluctuate with changes in market conditions.
The seven-day money market yield reflects the Funds' current earnings more closely than total return.

                                         AVERAGE ANNUAL TOTAL RETURNS - 12/31/98

NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES
--------------------------------------------------------------------------------
   CLASS A                      6 MONTHS    1 YEAR     5 YEARS    10 YEARS
   Net Asset Value(1)             2.3%       4.9%        4.6%       5.2%
--------------------------------------------------------------------------------
                                                                   SINCE
   CLASS B (Inception 9/13/93)  6 MONTHS    1 YEAR     5 YEARS   INCEPTION
   Net Asset Value(1)             2.3%       4.9%        4.6%       4.5%
--------------------------------------------------------------------------------
                                            SINCE
   CLASS C (Inception 3/1/98)   6 MONTHS  INCEPTION
   Net Asset Value(1)             2.3%       3.9%
--------------------------------------------------------------------------------
                                            SINCE
   CLASS Y (Inception 2/27/98)  6 MONTHS  INCEPTION
   Net Asset Value(1)             2.3%       4.0%
--------------------------------------------------------------------------------

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
--------------------------------------------------------------------------------
   CLASS A                      6 MONTHS    1 YEAR     5 YEARS    10 YEARS
   Net Asset Value(1)             1.4%       3.1%        3.1%       3.5%
--------------------------------------------------------------------------------
                                                                   SINCE
   CLASS B (Inception 9/13/93)  6 MONTHS    1 YEAR     5 YEARS   INCEPTION
   Net Asset Value(1)             1.4%       3.1%        3.1%       3.0%
--------------------------------------------------------------------------------

(1) Investment results in this table represent annual returns including reinvestment of distributions. Figures quoted above represent past performance and are not a guarantee of future results.

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                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS

NEW ENGLAND CASH MANAGEMENT TRUST

[Photo of Scott Nicholson]
Scott Nicholson
Back Bay Advisors, L.P.

Q. HOW DID NEW ENGLAND CASH MANAGEMENT TRUST PERFORM OVER THE PAST SIX MONTHS?

New England Cash Management Trust maintained a constant $1.00(2) share price throughout the period and was able to provide a positive total return of 2.3% (calculated at NAV) for the six months ending December 31, 1998. The Fund's return included the reinvestment of $0.02 per share in income distributions. As of December 31, 1998, New England Cash Management Trust's seven-day yield was 4.4%.

Q. WHAT WAS THE FUND'S INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

The investment environment during the past six months was excellent. Investors benefited from ideal economic conditions - low inflation, low unemployment, moderate growth, a favorable interest rate environment and strong demand for safe, liquid investments. During the period, investor concerns about global economies and the stability of the world's financial markets caused a "flight-to-quality" that drove U.S. interest rates to historic lows. Demand escalated for those securities considered to have the highest degree of safety and liquidity, namely U.S. Treasury securities. To forestall an economic slowdown, the Federal Reserve Board cut the federal funds rate three times in the fall of 1998 - from 5 1/2% to 4 3/4%. The federal funds rate is the rate at which banks lend money to each other overnight and is the benchmark for other short-term interest rates.

Against this backdrop, money market investments generated solid returns - returns that were particularly attractive in light of the price stability of money market securities. On average, money market funds delivered about 50% of the average total return of all long-term bond funds and about 75% of the average total return of all intermediate-term bond funds, as tracked by Lipper, Inc., while offering competitive yields, safety and liquidity. Lipper is an independent mutual fund ranking service.

(2) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

Shorter maturities are generally sought for their safety and liquidity - the primary goals of New England Cash Management Trust. Yet, in a relatively stable interest rate environment, we seek out longer maturities, which tend to offer higher yields in exchange for slightly higher risk. In contrast, when we expect rates to rise, we typically shorten the portfolio's average maturity, so that issues coming due can be reinvested at higher rates. Throughout the entire period, we invested in securities with longer maturities - maintaining a fairly long average maturity of 60 to 75 days - to take advantage of their attractive yield advantage. We did, however, pull back slightly on the Fund's average maturity at year end. As of December 31, 1998, the Fund's average maturity stood at 58 days.

Q. WHAT IS YOUR OUTLOOK FOR SHORT-TERM INTEREST RATES OVER THE NEXT SIX MONTHS?

Looking ahead, we think short-term interest rates could move somewhat lower. We anticipate slower U.S. economic growth in 1999, with a slowdown in manufacturing and a reduction in consumer spending. However, any future interest rate movements will depend on global developments and the direction of the U.S. stock market.

                                            PORTFOLIO COMPOSITION AS OF 12/31/98
-------------------------------------------------------------------------------

COMMERCIAL PAPER                        66.3%
CERTIFICATES OF DEPOSIT                 29.9%
EURODOLLAR CERTIFICATES OF DEPOSIT       1.3%
BANKERS ACCEPTANCES                      2.5%

Portfolio allocation is subject to change, and is based on market value.
-------------------------------------------------------------------------------

The events of 1998 have underscored the value of money market holdings, which seek capital preservation and reliable income. In our opinion, a well-rounded investor portfolio is complemented by the safety and liquidity of a money market investment.

The opinions expressed above are those of the portfolio manager and are subject to change. The occurrence of forecasted events and predictions is not certain and cannot be assured.

--------------------------------------------------------------------------------
                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

[Photo of John Maloney]
John Maloney
Back Bay Advisors, L.P.

Q. HOW DID NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST PERFORM OVER THE PAST SIX MONTHS?

New England Tax Exempt Money Market Trust maintained its $1.00(2) share price throughout the period and was able to provide a positive total return of 1.4% (calculated at NAV) for the six months ending December 31, 1998. The Fund's return included the reinvestment of $0.01 per share in income distributions. As of December 31, 1998, the Fund's seven-day yield was 3.2% which translates into a taxable equivalent yield of 5.3% for investors in the highest federal tax bracket of 39.6%.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

The investment environment was extremely volatile over the past six months generally, although it was very positive for short-term securities, the type of securities in which the Fund invests. Early in the period, investors focused on the strength of the U.S. economy and the belief by many that the Federal Reserve Board would raise interest rates to curb inflation.

Expectations changed dramatically in August, however, when Russia placed a moratorium on its debt repayment. With the Russian default, the financial crisis, which had started in Asia, appeared to be spreading. These global concerns, combined with moderating strength in the U.S. economy, gave the Federal Reserve Board the ammunition it needed to cut the federal funds rate three times between September 29, 1998 and November 17, 1998. The federal funds rate - which stood at 5 1/2% at the beginning of the period and 4 3/4% at the end of the period - is the rate at which banks lend money to each other overnight and is the benchmark for short-term rates. The Federal Reserve Board lowered interest rates to keep the U.S. economy on track and jump-start growth in other economies.

(2) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

We took advantage of the seasonal factors that influence the short-term municipal market. Supply tends to be heaviest in June, with June 30th being the fiscal year-end of many municipalities. This bulge in supply typically pushes short-term rates higher. We lengthened average maturity at that time, investing in money market securities with the longest maturities to lock in higher yields for the greatest period of time. As December 31, 1998 approached, we increased our holdings in variable rate securities, which shortened the Fund's average maturity. The interest rate of variable rate securities fluctuates with changes in a designated base rate on a specified date. The yields of these securities rise at the end of the calendar year. We increased the Fund's holdings in variable rate securities to 72% of the portfolio to take advantage of the higher yields these securities provide. As of December 31, 1998, the Fund's average maturity was 47 days.

Q. WHAT IS YOUR OUTLOOK FOR TAX-EXEMPT MONEY MARKET SECURITIES?

While the future of the U.S. economy depends, in part, on developments in the world's economies and financial markets, it appears that the recent international situation has regained some stability. If the global situation does not worsen and the domestic economy remains strong, we would expect the general level of interest rates, including short-term rates, to remain relatively stable. In that environment, we typically seek out longer maturities which tend to offer higher yields in exchange for slightly higher risk.

The value of keeping a portion of your portfolio in safe, liquid investments was reinforced by the instability that rocked 1998's financial markets. Over the past year, tax-exempt money market investments continued to provide attractive income, competitive yields and solid returns - returns that were especially attractive considering their tax-advantaged(3) status and the low level of inflation. In fact, as of the close of the fiscal period, tax-exempt money market yields rivaled those provided by taxable money market funds. With their competitive yields and tax-free3 income, tax-exempt money market funds have historically offered, and in our opinion will continue to offer, an attractive investment option for a wide range of investors.

(3) A portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

The opinions expressed are those of the portfolio manager and are subject to change. The occurrence of forecasted events and predictions is not certain and cannot be assured.

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                   CASH MANAGEMENT TRUST MONEY MARKET SERIES
-------------------------------------------------------------------------------
Investments as of December 31, 1998
(unaudited)

INVESTMENTS--102.8% OF TOTAL NET ASSETS


 FACE
AMOUNT       DESCRIPTION                                             VALUE (A)
-------------------------------------------------------------------------------
             BANK NOTE--2.6%
$10,000,000  First Union National Bank, 4.700%, 1/01/1999 (b) ...  $ 10,000,000
 10,000,000  Travelers Insurance Co., 5.547%, 1/01/1999 (b) .....    10,000,000
                                                                   ------------
             Total Bank Note (Cost $20,000,000) .................    20,000,000
                                                                   ------------
             CERTIFICATES OF DEPOSIT--30.7%
 10,000,000  Bankers Trust Co., 4.850%, 1/01/1999 (b) ...........     9,998,724
 10,000,000  Barclays Bank plc, 5.486%, 1/02/1999 (b) ...........     9,996,727
  3,000,000  Credit Suisse, 5.740%, 1/07/1999 ...................     2,999,945
 11,500,000  Deutsche Bank AG New York, 5.670%, 1/08/1999 .......    11,499,737
  5,000,000  Canadian Imperial Bank Commerce, 5.570%, 1/11/1999 .     4,999,740
  5,000,000  Canadian Imperial Bank Commerce, 5.650%, 1/11/1999 .     4,999,938
 10,000,000  Dresdner Bank, 5.510%, 1/15/1999 ...................     9,999,532
  5,000,000  Societe Generale, 5.560%, 1/19/1999 ................     5,000,108
  8,000,000  Canadian Imperial, 5.550%, 2/10/1999 ...............     7,999,260
  3,000,000  Royal Bank of Canada, 5.630%, 2/26/1999 ............     2,999,213
  5,000,000  Societe Generale, 5.685%, 3/12/1999 ................     4,999,862
 10,000,000  ABN Amro Bank, 5.645%, 3/22/1999 ...................     9,998,769
  2,000,000  Bank of Nova Scotia, 5.650%, 3/23/1999 .............     1,999,318
  5,000,000  Societe Generale New York, 5.665%, 3/23/1999 .......     4,999,697
  9,000,000  Bank of Nova Scotia, 5.650%, 3/29/1999 .............     9,008,987
  3,000,000  Barclays Bank plc, 5.700%, 3/30/1999 ...............     2,999,281
  5,000,000  Bank of Nova Scotia, 5.705%, 3/31/1999 .............     5,005,132
 10,000,000  Canadian Imperial, 5.740%, 4/01/1999 ...............    10,011,735
  3,000,000  Societe Generale, 5.800%, 4/01/1999 ................     3,004,290
  4,000,000  Societe Generale, 5.750%, 4/06/1999 ................     4,006,143
  5,000,000  Societe Generale New York, 5.750%, 4/06/1999 .......     4,999,920
  5,000,000  Societe Generale, 5.750%, 4/15/1999 ................     4,999,002
  5,000,000  Societe Generale, 5.760%, 4/16/1999 ................     5,007,294
  2,000,000  Canadian Imperial, 5.745%, 4/27/1999 ...............     1,999,711
  3,300,000  Harris Trust & Savings Bank, 5.000%, 5/04/1999 .....     3,300,679
 14,300,000  Svenska Handelsbanken, 5.750%, 5/04/1999 ...........    14,307,517
  5,000,000  Bank of Nova Scotia, 5.010%, 5/24/1999 .............     4,999,806
  5,000,000  Royal Bank of Canada, 5.650%, 7/12/1999 ............     5,015,041
  3,000,000  Bank of Nova Scotia, 5.680%, 8/03/1999 .............     3,010,412
  5,000,000  Rabobank Nederland, 5.710%, 1/06/1999 ..............     5,000,184
  5,000,000  Toronto Dominion, 5.600%, 2/11/1999 ................     5,002,291
  5,000,000  Swiss Bank Corp. New York, 5.720%, 4/05/1999 .......     5,004,648
  5,500,000  Rabobank Nederland, 5.710%, 4/16/1999 ..............     5,504,315
  3,000,000  Rabobank Nederland NV, 5.700%, 4/20/1999 ...........     3,004,727
  3,000,000  Deutsche Bank AG New York, 5.750%, 4/27/1999 .......     3,005,331
  5,000,000  Rabobank Nederland, 5.750%, 4/27/1999 ..............     5,009,769
  3,000,000  Rabobank Nederland, 5.740%, 4/28/1999 ..............     3,005,015
  7,000,000  Banque Nationale de Paris, 5.830%, 4/29/1999 .......     7,013,181
  5,000,000  Rabobank Nederland, 5.740%, 5/19/1999 ..............     5,010,699
  7,000,000  Toronto Dominion, 5.710%, 6/15/1999 ................     7,015,741
  5,000,000  Toronto Dominion, 5.640%, 7/08/1999 ................     5,013,277
                                                                   ------------
             Total Certificates of Deposit (Cost $232,754,698) ..   232,754,698
                                                                   ------------
             CERTIFICATES OF DEPOSIT (EURODOLLARS)--1.3%
 10,000,000  Barclays Bank plc, 5.640%, 1/07/1999 ...............    10,000,057
                                                                   ------------
             Total Certificates of Deposit (Eurodollars) (Cost
               $10,000,057) .....................................    10,000,057
                                                                   ------------
             COMMERCIAL PAPER--68.2%
             AIRLINES--0.3%
  2,000,000  International Lease Finance Corp., 4.930%, 3/11/1999     1,981,102
                                                                   ------------
             ASSET BACKED--2.4%
  5,000,000  Clipper Receivables Corp., 5.430%, 1/15/1999 .......     4,989,441
  3,500,000  Clipper Receivables Corp., 5.350%, 1/22/1999 .......     3,489,077
  5,000,000  Clipper Receivables Corp., 5.300%, 2/09/1999 .......     4,971,292
  5,000,000  Clipper Receivables Corp., 5.250%, 2/12/1999 .......     4,969,375
                                                                   ------------
                                                                     18,419,185
                                                                   ------------
             AUTOMOTIVE--12.7%
  2,400,000  Ford Motor Credit Co., 5.370%, 1/08/1999 ...........     2,397,494
  7,355,000  Ford Motor Credit Co., 5.400%, 1/08/1999 ...........     7,347,277
  7,000,000  Ford Motor Credit Co., 5.480%, 1/13/1999 ...........     6,987,213
  5,000,000  Ford Motor Credit Co., 5.470%, 1/22/1999 ...........     4,984,046
  7,000,000  General Motors Acceptance Corp., 5.050%, 1/29/1999 .     6,972,506
  5,000,000  Ford Motor Credit Co., 5.080%, 2/04/1999 ...........     4,976,011
  5,000,000  Ford Motor Credit Co., 5.080%, 2/05/1999 ...........     4,975,306
  5,000,000  General Motors Acceptance Corp., 5.060%, 2/08/1999 .     4,973,294
  5,000,000  American Honda Finance, 5.250%, 2/09/1999 ..........     4,971,563
  5,000,000  American Honda Finance, 5.050%, 2/10/1999 ..........     4,971,944
  4,000,000  General Motors Acceptance Corp., 5.060%, 2/10/1999 .     3,977,511
  5,000,000  American Honda Finance, 5.050%, 2/11/1999 ..........     4,971,243
  3,000,000  American Honda Finance, 5.170%, 2/11/1999 ..........     2,982,336
  7,000,000  American Honda Finance, 5.050%, 2/12/1999 ..........     6,958,758
  6,000,000  American Honda Finance, 5.070%, 2/12/1999 ..........     5,964,510
  3,000,000  Ford Motor Credit Co., 5.080%, 2/23/1999 ...........     2,977,563
  7,000,000  General Motors Acceptance Corp., 5.100%, 3/05/1999 .     6,937,525
  5,000,000  General Motors Acceptance Corp., 5.140%, 3/19/1999 .     4,945,031
  3,000,000  Ford Motor Credit Co., 4.740%, 9/27/1999 ...........     2,893,745
                                                                   ------------
                                                                     96,164,876
                                                                   ------------


             BANKS--10.8%
  5,000,000  BNP Canada, 5.520%, 1/04/1999 ......................     4,997,700
  7,000,000  UBS Finance Delaware, Inc., 5.220%, 1/05/1999 ......     6,995,940
  8,000,000  BNP Canada, 5.490%, 1/06/1999 ......................     7,993,900
  7,000,000  Commerzbank AG New York, 5.470%, 1/06/1999 .........     6,994,682
  8,000,000  Svenska Handelsbanken, 5.510%, 1/08/1999 ...........     7,991,429
  5,000,000  UBS Finance Delaware, Inc., 5.468%, 1/11/1999 ......     4,992,406
  5,000,000  UBS Finance Delaware, Inc., 5.470%, 1/11/1999 ......     4,992,403
 10,000,000  UBS Finance Delaware, Inc., 4.926%, 2/26/1999 ......     9,923,373
  6,400,000  Dresdner Bank, 5.130%, 3/15/1999 ...................     6,333,424
  3,700,000  BNP Canada, 5.220%, 3/22/1999 ......................     3,657,080
  2,000,000  BNP Canada, 5.100%, 3/25/1999 ......................     1,976,483
  5,000,000  UBS Finance Delaware, Inc., 5.010%, 4/19/1999 ......     4,924,850
  1,400,000  BNP Canada, 4.980%, 5/12/1999 ......................     1,374,630
  1,800,000  BNP Canada, 4.880%, 6/04/1999 ......................     1,762,424
  2,700,000  BNP Canada, 4.880%, 6/07/1999 ......................     2,642,538
  4,620,000  BNP Canada, 4.880%, 6/21/1999 ......................     4,512,908
                                                                   ------------
                                                                     82,066,170
                                                                   ------------
             ELECTRONICS--1.6%
  7,000,000  Motorola Credit Corp., 5.200%, 2/19/1999 ...........     6,950,456
  5,000,000  Motorola, Inc., 4.950%, 4/01/1999 ..................     4,938,125
                                                                   ------------
                                                                     11,888,581
                                                                   ------------
             FINANCE--16.8%
  3,000,000  General Electric Capital Corp., 5.480%, 1/13/1999 ..     2,994,520
  3,500,000  Commercial Credit Co., 5.160%, 1/22/1999 ...........     3,489,465
  8,000,000  General Electric Capital Corp., 5.470%, 1/25/1999 ..     7,970,827
  8,000,000  Household Finance Corp., 5.150%, 1/25/1999 .........     7,972,533
  5,000,000  Household Finance Corp., 5.120%, 1/26/1999 .........     4,982,222
 10,000,000  Commercial Credit Co., 5.170%, 2/03/1999 ...........     9,952,608
  6,000,000  General Electric Capital Corp., 5.030%, 2/04/1999 ..     5,971,497
 10,000,000  CIT Group Holdings, 5.360%, 2/05/1999 ..............     9,947,889
  5,000,000  Transamerica Financial Group, 5.150%, 2/17/1999 ....     4,966,382
  7,000,000  Avco Financial Services, Inc., 5.250%, 2/22/1999 ...     6,946,917
  5,000,000  Avco Financial Services, Inc., 5.090%, 3/08/1999 ...     4,953,342
  6,000,000  General Electric Capital Corp., 4.900%, 3/17/1999 ..     5,938,750
  8,000,000  Associates Corp of N.A., 4.900%, 3/24/1999 .........     7,910,711
  5,000,000  General Electric Capital Corp., 5.000%, 3/25/1999 ..     4,942,361
  5,000,000  CIT Group Holdings, 5.020%, 4/05/1999 ..............     4,934,461
  7,000,000  CIT Group Holdings, 5.020%, 4/06/1999 ..............     6,907,269
  7,000,000  Transamerica Finance Corp., 4.980%, 4/16/1999 ......     6,898,325
  2,200,000  Transamerica Financial Group, 4.980%, 4/16/1999 ....     2,168,045
  2,500,000  General Electric Capital Corp., 4.990%, 4/21/1999 ..     2,461,882
  2,150,000  American Express, 5.170%, 5/03/1999 ................     2,112,331
  6,000,000  Transamerica Financial Group, 4.980%, 5/06/1999 ....     5,896,250
  7,000,000  General Electric Capital Corp., 4.940%, 5/26/1999 ..     6,860,719
                                                                   ------------
                                                                    127,179,306
                                                                   ------------
             INSURANCE--6.3%
 14,000,000  AIG Funding, 4.900%, 1/04/1999 .....................    13,994,283
  5,000,000  Prudential Funding Corp., 5.490%, 1/14/1999 ........     4,990,087
  5,000,000  Prudential Funding Corp., 5.290%, 1/21/1999 ........     4,985,306
  5,000,000  Prudential Funding Corp., 5.310%, 1/21/1999 ........     4,985,250
  3,000,000  Prudential Funding Corp., 5.320%, 1/22/1999 ........     2,990,690
  6,000,000  Prudential Funding Corp., 5.040%, 1/26/1999 ........     5,979,000
  5,000,000  Prudential Funding Corp., 5.240%, 2/18/1999 ........     4,965,067
  5,000,000  Prudential Funding Corp., 5.180%, 2/19/1999 ........     4,964,747
                                                                   ------------
                                                                     47,854,430
                                                                   ------------
             PHARMACEUTICAL--1.8%
  5,700,000  American Home Products Corp., 5.000%, 1/04/1999 ....     5,697,625
  8,000,000  American Home Products Corp., 5.150%, 3/04/1999 ....     7,929,045
                                                                   ------------
                                                                     13,626,670
                                                                   ------------
             RETAIL--4.1%
  6,000,000  Sears Roebuck Acceptance Corp., 5.070%, 1/28/1999 ..     5,977,185
  4,000,000  Sears Roebuck Acceptance Corp., 5.280%, 2/09/1999 ..     3,977,120
  5,000,000  Sears Roebuck Acceptance Corp., 5.100%, 2/18/1999 ..     4,966,000
  3,000,000  Sears Roebuck Acceptance Corp., 5.270%, 2/19/1999 ..     2,978,481
  6,000,000  Sears Roebuck Acceptance Corp., 5.160%, 3/15/1999 ..     5,937,220
  7,000,000  Sears Roebuck Acceptance Corp., 5.070%, 4/15/1999 ..     6,897,473
                                                                   ------------
                                                                     30,733,479
                                                                   ------------
             SECURITIES--11.4%
  5,000,000  Merrill Lynch & Co., 5.340%, 1/15/1999 .............     4,989,617
  4,000,000  Goldman Sachs Group, 5.100%, 1/22/1999 .............     3,988,100
  7,000,000  Goldman Sachs Group, 5.500%, 1/25/1999 .............     6,974,333
  5,000,000  Goldman Sachs Group, 5.480%, 1/29/1999 .............     4,978,689
  5,000,000  Merrill Lynch & Co., 5.330%, 1/29/1999 .............     4,979,272
  4,000,000  Goldman Sachs Group, 5.230%, 2/11/1999 .............     3,976,174
  3,000,000  Merrill Lynch & Co., 5.520%, 2/12/1999 .............     2,980,680
  6,000,000  Merrill Lynch & Co., 5.450%, 2/22/1999 .............     5,952,767
  5,000,000  Merrill Lynch & Co., 5.500%, 2/22/1999 .............     4,960,278
  6,000,000  Goldman Sachs Group, 5.450%, 2/23/1999 .............     5,951,858
  5,000,000  Goldman Sachs Group, 5.450%, 2/25/1999 .............     4,958,368
  5,000,000  Merrill Lynch & Co., 4.930%, 3/05/1999 .............     4,956,863
  3,000,000  Merrill Lynch & Co., 5.020%, 3/22/1999 .............     2,966,533
 15,000,000  J.P. Morgan, 5.020%, 3/25/1999 .....................    14,826,392
  4,000,000  Goldman Sachs Group, 5.030%, 4/14/1999 .............     3,942,434
  2,000,000  Goldman Sachs Group, 4.900%, 4/23/1999 .............     1,969,511
  3,000,000  Merrill Lynch & Co., 4.980%, 5/21/1999 .............     2,941,900
                                                                   ------------
                                                                     86,293,769
                                                                   ------------
             Total Commercial Paper (Cost $516,207,568) .........   516,207,568
                                                                   ------------
             Total Investments--102.8%
              (Identified Cost $778,962,323)(c) .................   778,962,323


             Other assets less liabilities ......................   (21,445,511)
                                                                   ------------
             Total Net Assets--100% .............................  $757,516,812
                                                                   ============

(a) See Note 1a of Notes to Financial Statements.
(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. This certificate resets interest daily based on the prime interest rate. The maturity date shown is the next interest reset date.
(c) The aggregate cost for federal income tax purposes was $778,962,323.

Percentage of Net Assets invested in obligations of foreign banks or foreign branches of U.S. Banks at December 31, 1998:


Canada      10.44%  Netherlands      4.82%
England      3.04%  Sweden           2.94%
France       9.63%  Switzerland      5.26%
Germany      5.00%

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                          TAX EXEMPT MONEY MARKET TRUST
-------------------------------------------------------------------------------
Investments as of December 31, 1998
(unaudited)

TAX EXEMPT OBLIGATIONS--103.5% OF TOTAL NET ASSETS


 FACE
AMOUNT             ISSUER                                                       VALUE (A)
------------------------------------------------------------------------------------------
                 ALABAMA--6.5%
$1,500,000       Alabama State Docks Department Facilities Revenue, 5.250%,
                   10/01/1999 ...............................................  $ 1,519,650
 3,300,000       Athens Industrial Development Board Revenue, 5.200%, (b) ...    3,300,000
                                                                               -----------
                                                                                 4,819,650
                                                                               -----------
                 COLORADO--1.4%
 1,000,000       Colorado River Texas Municipal Water District, 8.500%,
                   1/01/1999 ................................................    1,000,000
                                                                               -----------
                 DELAWARE--0.7%
   500,000       Delaware State, 5.800%, 8/15/1999 ..........................      507,250
                                                                               -----------
                 DISTRICT OF COLUMBIA--4.9%
 3,600,000       District of Columbia, 5.000%, (b) ..........................    3,600,000
                                                                               -----------
                 FLORIDA--2.4%
   500,000       Sarasota County Public Hospital 85B, 3.250%, 2/19/1999 .....      500,000
 1,300,000       Dade County Special Obligation, 5.200%, (b) ................    1,300,000
                                                                               -----------
                                                                                 1,800,000
                                                                               -----------
                 IDAHO--2.7%
 2,000,000       Idaho State, 4.500%, 6/30/1999 .............................    2,008,565
                                                                               -----------
                 ILLINOIS--16.0%
 1,000,000       Chicago, 6.100%, 1/01/1999 .................................    1,000,000
 1,000,000       Chicago, 3.550%, 2/04/1999 .................................    1,000,000
 3,500,000       Illinois Educational Facilities Authority Revenues,
                   4.050%, (b) ..............................................    3,500,000
 3,000,000       Jackson/Union Counties, 4.050%, (b) ........................    3,000,000
 3,300,000       McCook Revenue, 4.050%, (b) ................................    3,300,000
                                                                               -----------
                                                                                11,800,000
                                                                               -----------
                 IOWA--8.2%
 3,000,000       Iowa Finance Authority Revenue, 4.050%, (b) ................    3,000,000
 3,100,000       West Des Moines Commercial Development, 4.000%, (b) ........    3,100,000
                                                                               -----------
                                                                                 6,100,000
                                                                               -----------
                 KENTUCKY--4.7%
 3,440,000       Mayfield Multi City Lease, 4.100%, (b) .....................    3,440,000
                                                                               -----------
                 LOUISIANA--11.1%
 1,735,000       Louisiana Public Facilities Authority Hospital, 4.250%,
                   7/01/1999 ................................................    1,739,999
 3,400,000       Jefferson Parish Hospital District 1, 4.000%, (b) ..........    3,400,000
 3,100,000       Louisiana Public Facilities Hospital Authority, 4.050%, (b)     3,100,000
                                                                               -----------
                                                                                 8,239,999
                                                                               -----------
                 MICHIGAN--2.7%
 1,000,000       Detroit City School District, 4.500%, 7/01/1999 ............    1,004,063
 1,000,000       Detroit Sewage Disposal Revenue, 7.125%, 7/01/1999 .........    1,023,187
                                                                               -----------
                                                                                 2,027,250
                                                                               -----------
                 MONTANA--0.5%
   400,000       Forsyth Pollution Control Revenue, 5.250%, (b) .............      400,000
                                                                               -----------
                 NEVADA--0.7%
   500,000       Clark County School District, 6.250%, 6/01/1999 ............      505,122
                                                                               -----------
                 NEW YORK--6.0%
   900,000       New York State Dormitory Authority Revenues, 4.250%,
                   7/01/1999 ................................................      902,166
 3,150,000       New York City, 5.000%, (b) .................................    3,150,000
   400,000       New York State Energy Research & Development, 5.200%, (b) ..      400,000
                                                                               -----------
                                                                                 4,452,166
                                                                               -----------
                 NORTH CAROLINA--8.1%
   725,000       North Carolina Medical Care Commission, 4.000%, 10/01/1999 .      727,906
 1,795,000       University of North Carolina at Chapel Hill, 4.050%, (b) ...    1,795,000
 3,500,000       North Carolina Educational Facilities Finance, 3.950%, (b) .    3,500,000
                                                                               -----------
                                                                                 6,022,906
                                                                               -----------
                 OHIO--3.8%
 1,500,000       Ohio State Public Facilities Commission, 4.500%, 11/01/1999     1,513,322
 1,300,000       Hamilton County Health Systems Revenue, 6.000%, (b) ........    1,300,000
                                                                               -----------
                                                                                 2,813,322
                                                                               -----------
                 PENNSYLVANIA--8.7%
 3,000,000       Philadelphia Tax & Revenue Anticipation Notes, 4.250%,
                  6/30/1999 .................................................    3,008,768
 3,430,000       Washington County Authority Lease, 4.050%, (b) .............    3,430,000
                                                                               -----------
                                                                                 6,438,768
                                                                               -----------
                 SOUTH CAROLINA--4.7%
 3,500,000       Florence County Hospital Revenue, 4.000%, (b) ..............    3,500,000
                                                                               -----------
                 TEXAS--8.3%
 1,000,000       Lower Company River Authority Texas Revenue, 5.000%,
                  1/01/1999 .................................................    1,000,000
   335,000       Dallas County Texas Community College, 4.500%, 2/15/1999 ...      335,299
 1,325,000       Nueces County Health Facilities, 4.050%, (b) ...............    1,325,000
 3,500,000       Port Corpus Christi Authority Texas, 3.850%, (b) ...........    3,500,000
                                                                               -----------
                                                                                 6,160,299
                                                                               -----------
                 WASHINGTON--1.4%
 1,000,000       Washington State Public Power Supply, 7.400%, 7/01/1999 ....    1,018,123
                                                                               -----------
                 Total Investments--103.5% (Identified Cost $76,653,420) (c)    76,653,420
                 Other assets less liabilities ..............................   (2,627,514)
                                                                               -----------
                 Total Net Assets--100% .....................................  $74,025,906
                                                                               ===========

(a) See Note 1a of Notes to Financial Statements.
(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(c) Aggregate cost for federal income tax purposes was $76,653,420.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

December 31, 1998
(unaudited)

                                                           CASH MANAGEMENT TRUST       TAX EXEMPT
                                                               MONEY MARKET           MONEY MARKET
                                                                  SERIES                 TRUST
                                                           ---------------------      ------------
ASSETS
  Investments at value ............................           $778,962,323           $76,653,420
  Cash ............................................              3,196,298                81,531
 .  Receivable for:
    Shares of the Trust sold ......................              6,611,596                98,817
    Interest ......................................              9,429,660               638,738
                                                              ------------           -----------
                                                               798,199,877            77,472,506
LIABILITIES
  Payable for:
    Securities purchased ..........................                     --             3,009,374
    Shares of the Trust redeemed ..................             39,455,309               272,421
    Dividends declared ............................                626,526                44,967
Accrued expenses:
    Management fees ...............................                273,294                53,989
    Deferred trustees' fees .......................                 70,850                32,970
    Accounting and administrative .................                 13,463                 2,651
    Other expenses ................................                243,623                30,228
                                                              ------------           -----------
                                                                40,683,065             3,446,600
                                                              ------------           -----------
NET ASSETS ........................................           $757,516,812           $74,025,906
                                                              ============           ===========
Net Assets consist of:
    Capital paid in Class A shares ................           $605,211,444           $73,735,144
    Capital paid in Class B shares ................             17,375,230               290,762
    Capital paid in Class C shares ................              1,889,261                    --
    Capital paid in Class Y shares ................            132,925,577                    --
    Undistributed net investment income ...........                118,853                    --
    Accumulated net realized gains (losses) .......                 (3,553)                   --
                                                              ------------           -----------
NET ASSETS ........................................           $757,516,812           $74,025,906
                                                              ============           ===========
Shares of beneficial interest outstanding,
  no par value
    Class A shares ................................            605,211,444            73,735,144
    Class B shares ................................             17,375,230               290,762
    Class C shares ................................              1,889,261                    --
    Class Y shares ................................            132,925,577                    --
                                                                -----------            ---------
Shares of beneficial interest outstanding .........            757,401,512            74,025,906
                                                              ============           ===========
    Net asset value per share Class A, Class B,
      Class C and
      Class Y shares* .............................                  $1.00                 $1.00
                                                                     =====                 =====
COST OF INVESTMENTS ...............................           $778,962,323           $76,653,420
                                                              ============           ===========

* Shares of the series are sold and redeemed at net asset value (net assets/shares of beneficial interest outstanding).

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

Six Months Ended December 31, 1998
(unaudited)

CAPTION>
                                                          CASH MANAGEMENT TRUST       TAX EXEMPT
                                                              MONEY MARKET           MONEY MARKET
                                                                 SERIES                 TRUST
                                                          ---------------------      ------------
INVESTMENT INCOME
  Interest ........................................            $21,065,644            $1,329,785
                                                               -----------            ----------
  Expenses
    Management fees ...............................              1,586,354               149,745
    Trustees' fees ................................                 21,207                 4,166
    Accounting and administrative .................                 84,469                12,687
    Custodian .....................................                 65,274                26,801
    Transfer agent ................................              1,083,306                65,415
    Service fees -- Class Y .......................                154,731                    --
    Audit and tax services ........................                 12,600                12,600
    Legal .........................................                 24,971                 2,632
    Printing ......................................                 58,139                 4,095
    Registration ..................................                 52,237                21,806
    Insurance .....................................                  1,300                    80
    Miscellaneous .................................                  5,038                 2,018
                                                               -----------            ----------
  Total expenses ..................................              3,149,626               302,045
  Less - waiver of fees by investment
   adviser and distributor ........................                     --               (58,697)
                                                               -----------            ----------
  Net investment income ...........................             17,916,018             1,086,437
REALIZED GAIN (LOSS) ON INVESTMENTS - NET .........                  1,980                    --
                                                               -----------            ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $17,917,998            $1,086,437
                                                               ===========            ==========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

(unaudited)

                                            CASH MANAGEMENT TRUST                                 TAX EXEMPT
                                             MONEY MARKET SERIES                              MONEY MARKET TRUST
                               --------------------------------------------       ----------------------------------------
                                    YEAR ENDED             SIX MONTHS ENDED           YEAR ENDED          SIX MONTHS ENDED
                                     JUNE 30,                DECEMBER 31,              JUNE 30,             DECEMBER 31,
                                       1998                      1998                    1998                   1998
                                 --------------            --------------          -------------           -------------
FROM OPERATIONS
  Net investment income ...       $  34,021,407             $  17,916,018           $  2,215,871            $  1,086,437
  Net realized gain (loss)
    on investments ........                (651)                    1,980                      0                       0
                                 --------------            --------------          -------------           -------------
  Increase (decrease) in
    net assets from
    operations ............          34,020,756                17,917,998              2,215,871               1,086,437
                                 --------------            --------------          -------------           -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............         (32,279,427)              (14,613,311)            (2,215,871)             (1,086,437)
    Class B ...............                   0                  (350,807)                     0                       0
    Class C ...............                   0                   (29,557)                     0                       0
    Class Y ...............          (1,741,329)               (2,924,109)                     0                       0
                                 --------------            --------------          -------------           -------------
                                    (34,020,756)(a)           (17,917,784)(a)         (2,215,871)             (1,086,437)
                                 --------------            --------------          -------------           -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of
    shares ................       1,671,676,546             1,114,059,044            104,256,210              51,123,274
  Net asset value of shares
    issued in connection
    with the reinvestment
    of dividends from net
    investment income and
    distributions from net
    realized gains ........          32,781,591                16,720,361              2,177,898               1,026,063
  Cost of shares redeemed .      (1,691,851,054)           (1,084,528,815)          (100,372,725)            (51,920,956)
                                 --------------            --------------          -------------           -------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS DERIVED
  FROM CAPITAL SHARE
  TRANSACTIONS ............          12,607,083                46,250,590              6,061,383                 228,381
                                 --------------            --------------          -------------           -------------
Total increase (decrease)
   in net assets                     12,607,083                46,250,804              6,061,383                 228,381
NET ASSETS
  Beginning of the period .         698,658,925               711,266,008             67,736,142              73,797,525
                                 --------------            --------------          -------------           -------------
  End of the period .......      $  711,266,008(b)         $  757,516,812(b)       $  73,797,525           $  74,025,906
                                 ==============            ==============          =============           =============

(a) Amounts distributed included a net realized gain (loss) of ($651) for the year ended June 30, 1998 and $1,980 for the period ended December 31, 1998.
(b) Including undistributed net investment income of $118,640 for the year ended June 30, 1998 and $118,854 for the period ended
    December 31, 1998.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(unaudited)

                                                          CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                               -----------------------------------------------------------------------------------------------
                                                                CLASSES A, B, C                                    SIX MONTHS
                                                              YEAR ENDED JUNE 30,                                     ENDED
                               ----------------------------------------------------------------------------        DECEMBER 31.
                                    1994            1995            1996             1997           1998(A)            1998
                                 --------         --------        --------         --------        --------          --------
Net Asset Value, Beginning
  of Period                      $   1.00         $   1.00        $   1.00         $   1.00        $   1.00          $   1.00
                                 --------         --------        --------         --------        --------          --------

Income From Investment
  Operations
Net Investment Income .....        0.0264           0.0469          0.0482           0.0467          0.0488            0.0269
Net Realized and Unrealized
  Gain (Loss) on
  Investments .............        0.0000           0.0000          0.0002           0.0000          0.0000            0.0000
                                 --------         --------        --------         --------        --------          --------
Total From Investment
  Operations                       0.0264           0.0469          0.0484           0.0467          0.0488            0.0269
                                 --------         --------        --------         --------        --------          --------

Less Distributions
Distributions From Net
  Investment Income .......       (0.0264)         (0.0469)        (0.0484)(b)      (0.0465)        (0.0488)          (0.0269)
Distributions From Net
  Realized Capital Gains ..        0.0000           0.0000          0.0000          (0.0002)         0.0000            0.0000
                                 --------         --------        --------         --------        --------          --------
Total Distributions .......       (0.0264)         (0.0469)        (0.0484)         (0.0467)        (0.0488)          (0.0269)
                                 --------         --------        --------         --------        --------          --------
Net Asset Value, End of
  Period ..................      $   1.00         $   1.00        $   1.00         $   1.00        $   1.00          $   1.00
                                 ========         ========        ========         ========        ========          ========
Total Return (%) ..........          2.7              4.8             5.0              4.8             5.0                2.3
Ratio of Operating Expenses
  to Average Net Assets (%)          0.84             0.88            0.90             0.88            0.84              0.83(b)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ..............          2.65             4.67            4.85             4.66            4.88              5.56(b)
Net Assets, End of Period
  (000) ...................      $699,369         $649,808        $663,621         $698,659        $607,406          $605,211

(a) Class C shares commenced operations March 1, 1998.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

(unaudited)

                                                                   CASH MANAGEMENT TRUST
                                                               MONEY MARKET SERIES -- CLASS Y
                                                            ------------------------------------
                                                              FEBRUARY 27 (a)      SIX MONTHS
                                                                  THROUGH             ENDED
                                                                 JUNE 30,         DECEMBER 31,
                                                                   1998               1998
                                                                   -----             ------
Net Asset Value, Beginning of Period .....................      $   1.00           $   1.00
                                                                --------           --------

Income From Investment Operations
Net Investment Income ....................................        0.0169             0.0271
                                                                --------           --------
Total From Investment Operations .........................        0.0169             0.0271
                                                                --------           --------
Less Distributions
Distributions From Net Investment Income .................       (0.0169)           (0.0271)
                                                                --------           --------
Total Distributions ......................................       (0.0169)           (0.0271)
                                                                --------           --------
Net Asset Value, End of Period ...........................      $   1.00           $   1.00
                                                                ========           ========
Total Return (%) .........................................          1.7                2.3
Ratio of Operating Expenses to Average Net Assets (%) (b)           0.74               0.83
Ratio of Net Investment Income to Average Net
  Assets (%)(b) ..........................................          4.98               5.71
Net Assets, End of Period (000) ..........................      $103,860           $132,925

(a) Commencement of operations.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

(unaudited)

                                                                 TAX EXEMPT MONEY MARKET TRUST
                               -----------------------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                           YEAR ENDED JUNE 30,                                         ENDED
                               ----------------------------------------------------------------------------         DECEMBER 31,
                                   1994            1995            1996             1997             1998               1998
                                  -------         -------         -------          -------          -------           -------
Net Asset Value, Beginning
  of Period ...............       $  1.00         $  1.00         $  1.00          $  1.00          $  1.00           $  1.00
                                  -------         -------         -------          -------          -------           -------

Income From Investment
Operations
Net Investment Income .....        0.0208          0.0314          0.0327           0.0314           0.0323            0.0166
Net Realized and Unrealized
  Gain (Loss) on
  Investments .............        0.0000          0.0000          0.0000           0.0001           0.0000            0.0000
                                  -------         -------         -------          -------          -------           -------

Total From Investment
Operations ................        0.0208          0.0314          0.0327           0.0315           0.0323            0.0166
                                  -------         -------         -------          -------          -------           -------

Less Distributions
Distributions From Net
  Investment Income .......       (0.0208)        (0.0314)        (0.0327)         (0.0315)(a)      (0.0323)          (0.0166)
                                  -------         -------         -------          -------          -------           -------
Total Distributions .......       (0.0208)        (0.0314)        (0.0327)         (0.0315)         (0.0323)          (0.0166)
                                  -------         -------         -------          -------          -------           -------
Net Asset Value, End of
  Period ..................       $  1.00         $  1.00         $  1.00          $  1.00          $  1.00           $  1.00
                                  =======         =======         =======          =======          =======           =======
Total Return (%) ..........          2.1             3.2             3.3              3.2              3.3               1.4
Ratio of Operating Expenses
  to Average Net Assets (%)
  (b) .....................          0.56            0.56            0.56             0.56             0.60              0.65(c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ..............          2.08            3.15            3.29             3.17             3.23              3.55(c)
Net Assets, End of Period
  (000)                           $66,620         $67,797         $64,897          $67,736          $73,798           $74,026

(a) Including net realized gain on investments.
(b) The ratio of operating
    expenses to average net
    assets without giving
    effect to the voluntary
    expense limitation and
    voluntary fee waiver
    described in Note 3 to
    the financial
    statements would have
    been ..................          0.89            0.85            0.90             0.85             0.85              0.81(c)
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

December 31, 1998
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Cash Management Trust Money Market Series seeks maximum current income consistent with the preservation of capital and liquidity. The Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. The Trust commenced its public offering of Class B shares on September 13, 1993, Class C shares on March 1, 1998 and Class Y shares on February 27, 1998. Class A, B and C shares were offered to enable investors in each class of the New England Stock or Bond Funds to invest in money market shares. Class A, B and C shares are identical except that Class B and C shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B or C shares of a stock or bond fund. Class Y shares are intended for institutional investors with a minimum of $1 million to invest.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and there-after accreting any discount or amortizing any premium on a straight-line basis.

B. REPURCHASE AGREEMENTS. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the portfolio's ability to dispose of the underlying security.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

D. DELAYED DELIVERY SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period.

E. FEDERAL INCOME TAXES. The Cash Management Trust Money Market Series and the Tax Exempt Money Market Trust intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to their shareholders all of their taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for federal income tax purposes.

F. DIVIDENDS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually.

G. OTHER. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. INVESTMENT TRANSACTIONS. For the six months ended December 31, 1998:

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES -- Purchases and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $2,318,825,535 and $2,253,687,533, respectively.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- Purchases and sales or maturities of short-term obligations aggregated $98,274,191 and $102,195,000, respectively.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended December 31, 1998, the Trusts incurred management fees payable to the Trusts' investment adviser, New England Funds Management L.P. ("NEFM") and subadviser, Back Bay Advisors L.P. ("BBA"). Certain officers and directors of NEFM are also officers and trustees of the Trusts. NEFM and BBA are wholly-owned subsidiaries of Nvest Companies, L.P. ("Nvest"), formerly known as New England Investment Companies, L.P., which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES. Under the management agreement, the Trust pays to its investment adviser, NEFM, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below.

Under the same management agreement, the Trust pays to its investment subadviser, BBA, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below:

                              ANNUAL PERCENTAGE RATE  ANNUAL PERCENTAGE RATE OF
                                OF ADVISORY FEES      ADVISORY FEES PAID TO THE
                                   PAID TO NEFM          SUBADVISER, BBA
                              ----------------------  -------------------------
the first $500 million               0.4250%                 0.2050%
the next $500 million                0.4000%                 0.1800%
the next $500 million                0.3500%                 0.1600%
the next $500 million                0.3000%                 0.1400%
amounts in excess of $2 billion      0.2500%                 0.1200%

FEES EARNED
-----------
$837,838                  NEFM
$748,516                  BBA

The effective annualized management fee for the six months ended December 31, 1998 was 0.42%.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

The Trust pays management fees to its investment adviser, NEFM, at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. The Trust pays management fees to its investment subadviser, BBA, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by NEFM and BBA under the management agreements in effect during the six months ended December 31, 1998 are as follows:

FEES EARNED(a)
--------------
$74,872                   NEFM
$74,873                   BBA

(a) Before reduction pursuant to voluntary expense limitations.

The effective annualized management fee for the six months ended December 31, 1998 was 0.40%.

Effective January 1, 1998 NEFM and BBA voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.65 of 1% of average daily net assets. Prior to January 1, 1998 expenses were limited to 0.5625 of 1% of average net assets per year. As a result of fund expenses exceeding the expense limitation, for the six months ended December 31, 1998 NEFM and BBA reduced their fees by $29,348 and $29,349, respectively.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Trusts' distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Trusts. Each Trust reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Trusts, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended December 31, 1998, these expenses amounted to $84,469 for the Cash Management Trust Money Market Series and $12,687 for the Tax Exempt Money Market Trust.

C. TRANSFER AGENT FEES. New England Funds Service Corporation ("NEFSCO") is the transfer and shareholder servicing agent for the Trusts and Boston Financial Data Services serves as the sub-transfer agent for the Trusts. For the six months ended December 31, 1998, the New England Cash Management Trust Money Market Series and Tax Exempt Money Market Trust paid $806,568 and $33,781, respectively, to NEFSCO as compensation for its services in that capacity. For the six months ended December 31, 1998, the Cash Management Trust Money Market Series and Tax Exempt Money Market Trust received $6,825 and $710, respectively, in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE FEE. The Cash Management Trust Money Market Series Class Y shares that are purchased through an omnibus account may bear a service charge of 0.25% annually of the Class Y average daily net assets which will be paid by the Fund to such investment advisers, financial planners and broker-dealers, including New England Securities Corporation, for services provided by them to service accounts on behalf of Class Y shares of the Fund under a service agreement. For the six months ended December 31, 1998 the Fund paid $154,731 in service fees.

4. TRUSTEES FEES AND EXPENSES. The Trusts do not pay any compensation to officers or trustees who are directors, officers, or employees of NEFM, NEFSCO, Nvest, New England Funds or their affiliates, other than registered investment companies. Each disinterested trustee is compensated by the Cash Management Trust Money Market Series and by the Tax Exempt Money Market Trust as follows:

                                        CASH MANAGEMENT        TAX EXEMPT
                                             TRUST            MONEY MARKET
                                      MONEY MARKET SERIES        TRUST
                                      -------------------     ------------
Annual Retainer                              $4,614               $433
Meeting Fee                                     152/meeting        152/meeting
Annual Committee Member Retainer                692                 65
Annual Committee Chairman Retainer              461                 43

A deferred compensation plan is available to members of the boards of trustees. A trustee's participation in the plan is voluntary. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Trust on the normal payment date.

5. CONCENTRATION OF CREDIT. The Tax Exempt Money Market Trust had the following industry concentrations in excess of 10% on December 31, 1998 as a percentage of the Trust's total net assets: Education (16.9%) Government (18.6%) and Hospitals (33.0%). The Trust also had more than 10% of its total net assets invested in Illinois (16.0%) and Louisiana (11.1%) and had more than 10% of its net assets backed by letters of credit with MBIA (11.5%) and First Union National Bank of North Carolina (13.3%).

-------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
-------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                            Growth Opportunities Fund
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                  Intermediate Term Tax Free Fund of California
                        Tax Free Income Fund of New York
                (formerly Intermediate Term Tax Free Fund of NY)
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                              Cash Management Trust
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

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